GOING CONCERN	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Going Concern [Abstract]
Going Concern [Text Block]
NOTE 7	GOING CONCERN

As reflected in the accompanying financial statements, the Company has minimal operations, has working capital deficit of $57,010 and stockholder’s deficit of $56,429 used cash in operations of $14,045 and has a net loss of $39,996 for the three months ended October 31, 2015. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.

NOTE 7	GOING CONCERN

As reflected in the accompanying financial statements, the Company has minimal operations, has negative working capital deficit of $32,259 and accumulated deficit of $186,683, used cash in operations of $98,706 and has a net loss of $141,456 for the year ended July 31, 2015. This raises substantial doubt about its ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Management believes that actions presently being taken to obtain additional funding and implement its strategic plans provide the opportunity for the Company to continue as a going concern.